Tax Loss and Credit Carryforwards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. federal
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	$ 34,297	$ 3,380
Tax credit carryforwards, Expiration year	2027
State and Local
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	36,201	3,380
Tax credit carryforwards, Expiration year	2027
Contributions Carryforwards
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	85
Tax credit carryforwards, Expiration year	2015
Illinois Edge
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1,075
Tax credit carryforwards, Expiration year	2017
Research and Development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	53
Tax credit carryforwards, Expiration year	2031
Alternate Minimum Tax
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 240	$ 8
Tax credit carryforwards, Expiration year	No expiration